Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Line Items]
Balance as of the beginning of year	$ 438,864	$ 559,382
Additions charged to bad debt expense	294,959	442,974
Reversals when collected		(556,319)
Translation adjustments	14,753	(7,173)
Balance as of the end of year	$ 748,576	$ 438,864